J.P. Morgan Mortgage Trust 2021-INV3

Exhibit 99.7

Report Pulled:	7/16/2021 0:00
Loan Count:	10
Fields Reviewed	Discrepancy Count	Percentage
Originator Back-End DTI	2	20.00%

Report Pulled:	7/16/2021 0:00
Loan Count:	10
Audit ID	SellerLoanID	Customer Loan Number	Borrower Last Name	Field	Tape Data	Review Data
7096455	XXXX	302674714	XXXX	Originator Back-End DTI	XXXX	XXXX
7141446	XXXX	302792091	XXXX	Originator Back-End DTI	XXXX	XXXX